THE ADVISORS’ INNER CIRCLE FUND

Hamlin High Dividend Equity Fund

(the “Fund”)

Supplement dated July 27, 2023 to:

•	The Fund’s Statutory Prospectus dated May 1, 2023 (the “Prospectus”); and
•	The Fund’s Institutional Class Shares Summary Prospectus and Investor Class Shares Summary Prospectus, each dated May 1, 2023 (the “Summary Prospectuses”).

This supplement provides new and additional information beyond that contained in the Fund’s Summary Prospectuses and Prospectus, and should be read in conjunction with the Summary Prospectuses and Prospectus.

Charles S. Garland, a portfolio manager of the Fund, has transitioned to the role of Client Portfolio Manager with Hamlin Capital Management, LLC (“Hamlin”), the Fund’s investment adviser. Effective July 1, 2023, Mr. Garland no longer serves as a portfolio manager of the Fund. Christopher M. D’Agnes and Michael M. Tang, each a Partner and Equity Portfolio Manager with Hamlin, will continue to serve as portfolio managers of the Fund. Accordingly, effective immediately, the Summary Prospectuses and Prospectus are hereby amended and supplemented as follows:

1.       All references to Charles S. Garland are hereby deleted from the Summary Prospectuses and Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HCM-SK-005-0100

THE ADVISORS’ INNER CIRCLE FUND

Hamlin High Dividend Equity Fund

(the “Fund”)

Supplement dated July 27, 2023, to the Fund’s

Statement of Additional Information dated May 1, 2023, as supplemented (the “SAI”).

This supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Charles S. Garland, a portfolio manager of the Fund, has transitioned to the role of Client Portfolio Manager with Hamlin Capital Management, LLC (“Hamlin”), the Fund’s investment adviser. Effective July 1, 2023, Mr. Garland no longer serves as a portfolio manager of the Fund. Christopher M. D’Agnes and Michael M. Tang, each a Partner and Equity Portfolio Manager with Hamlin, will continue to serve as portfolio managers of the Fund. Accordingly, effective immediately, the SAI is hereby amended and supplemented as follows:

1.       All references to Charles S. Garland are hereby deleted from the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HCM-SK-005-0100